Convertible Debt Obligations (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 02, 2020	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Convertible Debt Obligations [Line Items]
Proceeds from issuance of convertible debt			$ 3,214,389	$ 786,000	$ 786,000	$ 3,507,530
Maturity date			Dec. 31, 2020		Dec. 31, 2020
Interest rate					48.00%
Investors [Member]
Convertible Debt Obligations [Line Items]
Number of shares issued	3,706,805		413,530
Conversion of principal	$ 1,259,000
Conversion of interest	1,314
Convertible Notes [Member] | Accredited Investors [Member]
Convertible Debt Obligations [Line Items]
Proceeds from issuance of convertible debt			$ 1,955,389
Maturity date			Dec. 31, 2020
Interest rate		7.00%	7.00%
Conversion price percentage			85.00%
Total interest expense		$ 33,044	$ 52,000
New Convertible Notes [Member] | Accredited Investors [Member]
Convertible Debt Obligations [Line Items]
Proceeds from issuance of convertible debt	$ 1,259,000
Maturity date	Dec. 31, 2020
Interest rate	7.00%
Total interest expense		$ 1,314	$ 1,314
Conversion price	$ 0.34
Issuable equity description	Each Unit consists of one share of common stock and a one-year warrant exercisable at $0.34 per share ("Unit").